Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Retail Class | Transamerica Government Money Market
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Transamerica Government Money Market
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional, in the “Waivers and/or Reductions of Charges” section on page 302 of the fund’s prospectus, in the Appendix – “Waivers and Discounts Available from Intermediaries,” and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in contractual management fees effective October 13, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM's agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a government money market fund. The fund seeks to maintain a stable net asset value of $1.00 per share by investing in:
  High-quality, U.S. dollar-denominated short-term money market securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities;
  repurchase agreements that are fully collateralized by U.S. government securities or cash; and
  cash.
The fund's sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), invests at least 99.5% of the fund's total assets (plus the amount of borrowings, if any, for investment purposes) in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized as described above. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities. U.S. government securities in which the fund may invest include obligations of, or guaranteed by, the U.S. federal government, its agencies, instrumentalities or sponsored enterprises. Some U.S. government securities are supported by the full faith and credit of the U.S. government. These include U.S. Treasury obligations and securities issued by Ginnie Mae. A second category of U.S. government securities are those supported by the right of the agency, instrumentality or sponsored enterprise to borrow from the U.S. government to meet its obligations. These include securities issued by Federal Home Loan Banks. A third category of U.S. government securities are those supported by only the credit of the issuing agency, instrumentality or sponsored enterprise. These include securities issued by Fannie Mae and Freddie Mac.

The fund will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the fund at least equal in value to the amount of its repurchase obligation. This collateral must consist of U.S. government securities or cash. The sub-adviser is responsible for ensuring that each repurchase agreement is eligible for purchase by the fund.

In managing the fund’s assets, the sub-adviser starts with a global “top down” analysis and then considers various fundamental factors, such as creditworthiness, duration, yield, interest rate and liquidity.

The fund invests in accordance with the credit quality, maturity, liquidity and diversification requirements applicable to money market funds. The fund invests in securities that, at the time of purchase, are rated in the highest short-term rating category for short-term debt by a nationally recognized statistical rating organization or, if unrated, determined to be of equivalent credit quality by the fund’s sub-adviser. Where required by applicable regulations, the fund’s sub-adviser or Board of Trustees will decide whether the security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

The fund invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average fund maturity of 60 days or less.

The fund may invest in other government money market funds to the extent permitted by law.

As prevailing market conditions warrant, and at the discretion of the sub-adviser, the fund may hold cash uninvested and, if so, may be subject to risk with respect to the depository institution holding the cash. Cash assets are not income-generating and would impact the fund’s current yield.

		If the fund takes a temporary defensive position, it will be more difficult for the fund to achieve its investment objective. Although the sub-adviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

You should be aware that money market funds have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and this could happen again. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for the fund to maintain a $1.00 per share net asset value.

As a government money market fund, the fund is not required to impose a fee upon sale of your shares (liquidity fees) or temporarily suspend your ability to sell shares if the fund liquidity falls below required minimums (redemption gates), and has no current intention to voluntarily impose such liquidity fees or redemption gates. However, the Board of Trustees reserves the right to impose liquidity fees and/or redemption gates in the future.

There is no assurance that the fund will meet its investment objective. The fund could underperform short-term debt instruments or other money market funds, or you could lose money, as a result of risks (in alphabetical order) such as:

Counterparty – The fund will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of your investment in the fund may decline.

Credit – An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or may be perceived to be less creditworthy, or the value of assets underlying a security may decline. A decline may be significant, particularly in certain market environments.

Fixed-Income Securities – The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the fund fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. Interest rates have been historically low. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Interest Rate – The interest rates on short-term obligations held in the fund will vary, rising or falling with short-term interest rates generally. Interest rates in the United States have been at historically low levels and should be expected to go up. The fund's yield will tend to lag behind general changes in interest rates. The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the fund to sell, particularly during times of market turmoil. Illiquid investments can be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of securities for an extended period (for example, several weeks or even longer).

Management – The fund is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry or sector, or about the economy or interest rates, may be incorrect. The fund is also subject to the risk of imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, if such tools, resources, information or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the sub-adviser’s investment style fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the performance of the fund. Any of these things could cause the fund to lag relevant benchmarks or other funds with similar objectives.

Market – A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets, real or perceived adverse economic or political conditions, inflation, or other market events could cause the value of your investment in the fund, or its yield, to decline. While the fund seeks to maintain a $1.00 share price, when market prices fall, the value of your investment could go down.

In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government interventions may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility, and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Money Market Fund Reform – The fund operates as a “government” money market fund under new federal regulations. The fund continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the fund will be able to maintain a $1.00 share price. The fund does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “gates” on fund redemptions, as permitted under the new regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the fund to impose such fees and gates in the future.

Mortgage-Related Securities – The value of mortgage-related securities will be influenced by factors affecting the housing market. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. The value of mortgage-backed securities may be affected by changes in credit quality or value of the mortgage loans. Mortgage-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Prepayment or Call – Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The fund may also lose any premium it paid on prepaid securities.

Redemption – The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund's ability to dispose of the underlying securities may be restricted. In addition, if the fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

Underlying Government Money Market Funds – The fund may invest in other government money market funds. Each of the underlying government money market funds in which the fund may invest has its own investment risks. There can be no assurance that the investment objective of any underlying government money market fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying government money market funds in which it invests.

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

		Yield – The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund's expenses could absorb all or a significant portion of the fund's income. If interest rates increase, the fund's yield may not increase proportionately. For example, TAM or its affiliates may discontinue any temporary voluntary fee limitation or recoup amounts previously waived or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on yields. The fund may hold cash uninvested and, if so, will not earn income on those assets.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows the fund’s average annual total returns for different periods.

Absent any applicable fee waivers and/or expense limitations, performance would be lower. Prior to May 1, 2016, the fund operated as a “prime” money market fund and invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the performance information below might have been different if the current investment limitations had been in effect prior to the conversion to a government money market fund. Performance shown for periods prior to May 1, 2016 reflects the fund’s former investment strategy.

In the “10 Years or Since Inception” column of the table, returns are shown for ten years or since inception of the class, whichever is less.

		As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows the fund’s average annual total returns for different periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/individual/products/mutual-funds/performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Return
Best Quarter:	03/31/2008	0.73%
Worst Quarter:	03/31/2013	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Actual returns may depend on the investor’s individual tax situation and may differ from those shown.

Call customer service (1-888-233-4339) for the current 7-day yield.

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

		After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(1-888-233-4339)
Retail Class | Transamerica Government Money Market | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.73%
1 year	rr_ExpenseExampleYear01	$ 75
3 years	rr_ExpenseExampleYear03	236
5 years	rr_ExpenseExampleYear05	410
10 years	rr_ExpenseExampleYear10	917
1 year	rr_ExpenseExampleNoRedemptionYear01	75
3 years	rr_ExpenseExampleNoRedemptionYear03	236
5 years	rr_ExpenseExampleNoRedemptionYear05	410
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 917
2008	rr_AnnualReturn2008	1.98%
2009	rr_AnnualReturn2009	0.03%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	none
2013	rr_AnnualReturn2013	0.01%
2014	rr_AnnualReturn2014	0.01%
2015	rr_AnnualReturn2015	0.01%
2016	rr_AnnualReturn2016	0.01%
2017	rr_AnnualReturn2017	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.20%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2002
7-DAY YIELD (as of December 31, 2017)	rr_MoneyMarketSevenDayYield	0.01%
Retail Class | Transamerica Government Money Market | B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.48%
1 year	rr_ExpenseExampleYear01	$ 651
3 years	rr_ExpenseExampleYear03	829
5 years	rr_ExpenseExampleYear05	1,032
10 years	rr_ExpenseExampleYear10	1,787
1 year	rr_ExpenseExampleNoRedemptionYear01	151
3 years	rr_ExpenseExampleNoRedemptionYear03	529
5 years	rr_ExpenseExampleNoRedemptionYear05	932
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,787
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	(0.19%)
10 Years	rr_AverageAnnualReturnYear10	0.14%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2002
Retail Class | Transamerica Government Money Market | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.48%
1 year	rr_ExpenseExampleYear01	$ 251
3 years	rr_ExpenseExampleYear03	478
5 years	rr_ExpenseExampleYear05	829
10 years	rr_ExpenseExampleYear10	1,819
1 year	rr_ExpenseExampleNoRedemptionYear01	151
3 years	rr_ExpenseExampleNoRedemptionYear03	478
5 years	rr_ExpenseExampleNoRedemptionYear05	829
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,819
1 Year	rr_AverageAnnualReturnYear01	(0.99%)
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.14%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2002
Retail Class | Transamerica Government Money Market | I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.48%
1 year	rr_ExpenseExampleYear01	$ 49
3 years	rr_ExpenseExampleYear03	178
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	727
1 year	rr_ExpenseExampleNoRedemptionYear01	49
3 years	rr_ExpenseExampleNoRedemptionYear03	178
5 years	rr_ExpenseExampleNoRedemptionYear05	318
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 727
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2009
Retail Class | Transamerica Government Money Market | Return after taxes on distributions | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2002
Retail Class | Transamerica Government Money Market | Return after taxes on distributions and sale of fund shares | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2002

[1]	Management fees have been restated to reflect a reduction in contractual management fees effective October 13, 2017.
[2]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.73% for Class A shares, 1.48% for Class B shares, 1.48% for Class C shares and 0.48% for Class I shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.